THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
APRIL 30, 2024
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.5%

		Value
	Shares	(000)
BELGIUM — 2.2%
REAL ESTATE — 2.2%
VGP	14,434	$1,577

		1,577

CANADA — 3.0%

MATERIALS — 3.0%
Franco-Nevada	17,398	2,095

		2,095

FRANCE — 3.3%

CONSUMER DISCRETIONARY — 1.3%
LVMH Moet Hennessy Louis Vuitton ADR	5,440	893

CONSUMER STAPLES — 2.0%
L’Oreal ADR	15,521	1,449

		2,342

HONG KONG — 1.8%

FINANCIALS — 1.8%
AIA Group	166,036	1,227

		1,227

IRELAND — 1.0%

INFORMATION TECHNOLOGY — 1.0%
Accenture PLC, Cl A	2,319	698

		698

ISRAEL — 1.0%

INDUSTRIALS — 1.0%
Fiverr International *	35,395	726

		726

JAPAN — 6.7%

FINANCIALS — 4.2%
Mitsubishi UFJ Financial Group ADR	151,564	1,508
Sumitomo Mitsui Financial Group	25,851	1,472

		2,980

INDUSTRIALS — 2.5%

FANUC	59,178	1,736

		4,716

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
APRIL 30, 2024
(Unaudited)

SCHEDULE OF INVESTMENTS

		Value
	Shares	(000)

NETHERLANDS — 1.8%

INFORMATION TECHNOLOGY — 1.8%
ASML Holding, Cl G	1,416	$1,235

		1,235

SPAIN — 2.3%

CONSUMER DISCRETIONARY — 2.3%
Industria de Diseno Textil	35,805	1,637

		1,637

SWEDEN — 1.7%

MATERIALS — 1.7%
Sandvik	58,886	1,190

		1,190

SWITZERLAND — 7.2%

CONSUMER STAPLES — 2.5%
Nestle ADR	17,387	1,749

HEALTH CARE — 1.6%
Novartis ADR	11,278	1,095

INDUSTRIALS — 3.1%
ABB ADR	45,290	2,206

		5,050

UNITED KINGDOM — 5.6%

ENERGY — 3.2%
Shell PLC ADR	31,646	2,268

FINANCIALS — 2.4%
London Stock Exchange Group	14,865	1,643

		3,911

UNITED STATES — 57.9%

COMMUNICATION SERVICES — 4.0%
Alphabet, Cl C *	6,138	1,011
Verizon Communications	45,505	1,797

		2,808

CONSUMER DISCRETIONARY — 4.1%
Amazon.com *	12,542	2,195
NIKE, Cl B	8,003	738

		2,933

CONSUMER STAPLES — 2.4%
Costco Wholesale	2,345	1,695

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
APRIL 30, 2024
(Unaudited)

SCHEDULE OF INVESTMENTS

		Value
	Shares	(000)
ENERGY — 4.4%
ChampionX	35,122	$1,179
EOG Resources	7,994	1,056
Schlumberger	18,333	870

		3,105

FINANCIALS — 10.0%
American Express	3,704	867
Berkshire Hathaway, Cl B *	3,678	1,459
Goldman Sachs Group	4,248	1,813
JPMorgan Chase	9,011	1,728
Visa, Cl A	4,187	1,125

		6,992

HEALTH CARE — 11.2%
CVS Health	23,480	1,590
Illumina *	10,970	1,350
Intellia Therapeutics *	22,813	488
Natera *	12,470	1,158
Regeneron Pharmaceuticals *	2,532	2,255
Vertex Pharmaceuticals *	2,703	1,062

		7,903

INDUSTRIALS — 1.5%
Kadant	3,794	1,039

INFORMATION TECHNOLOGY — 15.8%
Apple	7,651	1,303
Cadence Design Systems *	8,799	2,425
Cognex	45,913	1,907
Impinj *	16,035	2,556
NVIDIA	2,193	1,895
Snowflake, Cl A *	6,911	1,073

		11,159

REAL ESTATE — 0.9%
Terreno Realty ‡	11,747	638

UTILITIES — 3.6%
American Electric Power	19,495	1,677
Atmos Energy	6,897	813

		2,490

		40,762

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
APRIL 30, 2024
(Unaudited)

SCHEDULE OF INVESTMENTS

		Value
	Shares	(000)

TOTAL COMMON STOCK
(Cost $54,083)		$67,166

TOTAL INVESTMENTS— 95.5%
(Cost $54,083)		$67,166

Percentages are based on Net Assets of $70,367 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

CCT-QH-001-0800